Document and Entity Information	Total
Risk/Return:
Document Type	497
Document Period End Date	Dec. 31, 2014
Registrant Name	EATON VANCE SPECIAL INVESTMENT TRUST
Central Index Key	0000031266
Amendment Flag	false
Document Creation Date	Sep. 10, 2015
Document Effective Date	Sep. 10, 2015
Prospectus Date	May 01, 2015
Eaton Vance Balanced Fund | Class A
Risk/Return:
Trading Symbol	EVIFX
Eaton Vance Balanced Fund | Class B
Risk/Return:
Trading Symbol	EMIFX
Eaton Vance Balanced Fund | Class C
Risk/Return:
Trading Symbol	ECIFX
Eaton Vance Balanced Fund | Class I
Risk/Return:
Trading Symbol	EIIFX